UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21224
Investment Company Act File Number
Eaton Vance Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Michigan Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 1.2%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$251,540

		$251,540

Escrowed/Prerefunded — 2.1%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$456,160

		$456,160

General Obligations — 2.7%
Comstock Park Public Schools, 5.00%, 5/1/28	$170	$185,410
Comstock Park Public Schools, 5.125%, 5/1/31	205	221,070
Comstock Park Public Schools, 5.25%, 5/1/33	165	177,268

		$583,748

Hospital — 17.2%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$773,070
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	512,810
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	771,765
Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,000	1,014,560
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.375%, 12/1/30	640	647,520

		$3,719,725

Insured-Education — 14.8%
Central Michigan University, (AMBAC), 5.05%, 10/1/32	$750	$761,820
Ferris State University, (AGC), 5.125%, 10/1/33	435	461,700
Lake Superior State University, (AMBAC), 5.125%, 11/15/26	750	750,585
Wayne University, (NPFG), 5.00%, 11/15/37	1,200	1,237,176

		$3,211,281

Insured-Electric Utilities — 7.5%
Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$500	$503,300
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,112,600

		$1,615,900

Insured-Escrowed/Prerefunded — 39.6%
Detroit School District, (School Bond Loan Fund), (AGM), Prerefunded to 5/1/12, 5.125%, 5/1/31	$500	$508,290
Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,500	1,600,110
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28(1)	1,150	1,154,324
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,750	1,284,605
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	1,860,912
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,437,033
Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), Prerefunded to 5/1/12, 5.00%, 5/1/32	705	716,365

		$8,561,639

Insured-General Obligations — 21.5%
Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27	$1,960	$993,348
Greenville Public Schools, (NPFG), 5.00%, 5/1/25	375	379,781
Okemos Public School District, (NPFG), 0.00%, 5/1/19	1,330	1,056,871
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,043,910
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,168,310

		$4,642,220

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Hospital — 6.3%
Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$500	$500,295
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	855	855,034

		$1,355,329

Insured-Lease Revenue/Certificates of Participation — 7.2%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$408,550
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	3,100	1,142,288

		$1,550,838

Insured-Special Tax Revenue — 8.7%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$6,050	$424,528
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,165	150,600
Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	1,000	1,000,630
Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), (NPFG), 5.00%, 5/1/32	295	299,767

		$1,875,525

Insured-Utilities — 7.1%
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,000	$1,024,800
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	510	521,445

		$1,546,245

Insured-Water and Sewer — 13.8%
Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$500	$455,040
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,425	1,424,900
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,107,170

		$2,987,110

Special Tax Revenue — 5.1%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,094,980

		$1,094,980

Water and Sewer — 4.8%
Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$650	$768,255
Port Huron, Water Supply System, 5.25%, 10/1/31	250	261,535

		$1,029,790

Total Tax-Exempt Investments — 159.6% (identified cost $32,558,623)		$34,482,030

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.7)%		$(13,325,245)

Other Assets, Less Liabilities — 2.1%		$454,750

Net Assets Applicable to Common Shares — 100.0%		$21,611,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 79.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 34.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	7 U.S. 30-Year Treasury Bond	Short	$(1,002,832)	$(1,013,688)	$(10,856)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $10,856.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,493,293

Gross unrealized appreciation	$2,407,916
Gross unrealized depreciation	(419,179)

Net unrealized appreciation	$1,988,737

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$34,482,030	$—	$34,482,030

Total Investments	$—	$34,482,030	$—	$34,482,030

Liability Description

Futures Contracts	$(10,856)	$—	$—	$(10,856)

Total	$(10,856)	$—	$—	$(10,856)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2012